UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-02383

AB BOND FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: September 30, 2018

Date of reporting period: June 30, 2018

ITEM 1.	SCHEDULE OF INVESTMENTS.

AB Bond Fund, Inc.

AB Limited Duration High Income Portfolio

Portfolio of Investments

June 30, 2018 (unaudited)

	Principal Amount (000)		U.S. $ Value
CORPORATES - NON-INVESTMENT GRADE - 63.5%
Industrial - 56.2%
Basic - 5.1%
Ashland LLC
4.75%, 8/15/22	U.S.$	1,171	$1,172,803
Axalta Coating Systems LLC
4.875%, 8/15/24 (a)		300	297,777
Berry Global, Inc.
6.00%, 10/15/22		645	662,918
CF Industries, Inc.
7.125%, 5/01/20		435	458,973
Cleveland-Cliffs, Inc.
4.875%, 1/15/24 (a)		445	431,067
Eldorado Gold Corp.
6.125%, 12/15/20 (a)		167	161,110
FMG Resources (August 2006) Pty Ltd.
4.75%, 5/15/22 (a)		580	560,100
5.125%, 5/15/24 (a)		205	196,234
Freeport-McMoRan, Inc.
3.55%, 3/01/22		300	285,051
4.00%, 11/14/21		340	332,221
Grinding Media, Inc./Moly-Cop AltaSteel Ltd.
7.375%, 12/15/23 (a)		371	386,690
INEOS Finance PLC
4.00%, 5/01/23 (a)	EUR	353	419,448
Lecta SA
6.50%, 8/01/23 (a)		748	861,058
NOVA Chemicals Corp.
5.25%, 8/01/23 (a)	U.S.$	400	399,928
Novelis Corp.
6.25%, 8/15/24 (a)		283	282,938
OCI NV
5.00%, 4/15/23 (a)	EUR	300	357,515
Peabody Energy Corp.
6.00%, 3/31/22 (a)	U.S.$	1,430	1,452,279
Plastipak Holdings, Inc.
6.25%, 10/15/25 (a)		383	352,735
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu
5.125%, 7/15/23 (a)		1,433	1,415,288
Sealed Air Corp.
4.875%, 12/01/22 (a)		1,200	1,212,804
5.25%, 4/01/23 (a)		364	371,371
Valvoline, Inc.
5.50%, 7/15/24		73	73,734
W.R. Grace & Co.-Conn
5.125%, 10/01/21 (a)		1,381	1,409,973

			13,554,015

	Principal Amount (000)		U.S. $ Value
Capital Goods - 3.4%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
4.25%, 9/15/22 (a)	U.S.$	1,381	$1,353,753
Ball Corp.
4.00%, 11/15/23		700	681,975
Bway Holding Co.
4.75%, 4/15/24 (a)	EUR	337	393,513
Clean Harbors, Inc.
5.125%, 6/01/21	U.S.$	795	796,685
5.25%, 8/01/20		703	704,758
Cleaver-Brooks, Inc.
7.875%, 3/01/23 (a)		139	143,221
Crown European Holdings SA
2.25%, 2/01/23 (a)	EUR	116	134,523
EnPro Industries, Inc.
5.875%, 9/15/22	U.S.$	1,284	1,311,786
GFL Environmental, Inc.
5.625%, 5/01/22 (a)		405	389,894
KLX, Inc.
5.875%, 12/01/22 (a)		1,302	1,352,192
Owens-Brockway Glass Container, Inc.
5.00%, 1/15/22 (a)		503	501,511
TA MFG. Ltd.
3.625%, 4/15/23 (a)	EUR	695	816,491
Tervita Escrow Corp.
7.625%, 12/01/21 (b)	U.S.$	450	459,009

			9,039,311

Communications - Media - 8.1%
Altice Financing SA
6.625%, 2/15/23 (a)		1,193	1,176,405
Altice France SA/France
6.00%, 5/15/22 (a)		1,574	1,581,760
Altice Luxembourg SA
7.75%, 5/15/22 (a)		718	694,665
Altice US Finance I Corp.
5.375%, 7/15/23 (a)		1,443	1,435,295
AMC Networks, Inc.
4.75%, 12/15/22		898	901,547
5.00%, 4/01/24		711	698,899
CCO Holdings LLC/CCO Holdings Capital Corp.
4.00%, 3/01/23 (a)		614	577,958
5.25%, 9/30/22		936	939,454
Cequel Communications Holdings I LLC/Cequel Capital Corp.
5.125%, 12/15/21 (a)		415	412,626
Clear Channel Worldwide Holdings, Inc.
Series B
6.50%, 11/15/22		1,564	1,594,498
CSC Holdings LLC
6.625%, 10/15/25 (a)		301	307,968
6.75%, 11/15/21		1,424	1,491,825

	Principal Amount (000)		U.S. $ Value
DISH DBS Corp.
5.125%, 5/01/20	U.S.$	144	$142,737
6.75%, 6/01/21		391	391,520
7.875%, 9/01/19		606	628,834
Lamar Media Corp.
5.00%, 5/01/23		671	679,851
Netflix, Inc.
5.50%, 2/15/22		954	980,340
Radiate Holdco LLC/Radiate Finance, Inc.
6.875%, 2/15/23 (a)		119	112,743
RR Donnelley & Sons Co.
7.00%, 2/15/22		19	19,219
Sinclair Television Group, Inc.
5.375%, 4/01/21		718	723,005
6.125%, 10/01/22		745	759,222
Sirius XM Radio, Inc.
3.875%, 8/01/22 (a)		850	820,199
TEGNA, Inc.
4.875%, 9/15/21 (a)		1,398	1,405,507
6.375%, 10/15/23		317	326,272
Univision Communications, Inc.
6.75%, 9/15/22 (a)		311	318,467
Urban One, Inc.
7.375%, 4/15/22 (a)		1,479	1,415,152
Virgin Media Secured Finance PLC
5.25%, 1/15/21		743	757,028

			21,292,996

Communications - Telecommunications - 4.4%
Arqiva Broadcast Finance PLC
9.50%, 3/31/20 (a)	GBP	287	392,245
CenturyLink, Inc.
Series S
6.45%, 6/15/21	U.S.$	464	476,867
Series T
5.80%, 3/15/22		260	257,369
DKT Finance ApS
7.00%, 6/17/23 (a)	EUR	215	254,205
Frontier Communications Corp.
8.75%, 4/15/22	U.S.$	343	290,885
Hughes Satellite Systems Corp.
6.50%, 6/15/19		665	679,989
7.625%, 6/15/21		587	625,672
Intelsat Jackson Holdings SA
9.50%, 9/30/22 (a)		927	1,068,914
Level 3 Financing, Inc.
5.375%, 8/15/22		653	652,824
Level 3 Parent LLC
5.75%, 12/01/22		953	954,325
Qwest Capital Funding, Inc.
6.50%, 11/15/18		510	515,003
Qwest Corp.
6.75%, 12/01/21		265	281,907
Sable International Finance Ltd.
6.875%, 8/01/22 (a)		438	455,901
Sprint Communications, Inc.
7.00%, 3/01/20 (a)		667	692,259
9.00%, 11/15/18 (a)		286	291,700

	Principal Amount (000)		U.S. $ Value
T-Mobile USA, Inc.
6.00%, 3/01/23	U.S.$	731	$754,867
6.50%, 1/15/24		235	244,788
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC
6.00%, 4/15/23 (a)		343	331,218
Wind Tre SpA
2.625%, 1/20/23 (a)	EUR	972	953,542
Zayo Group LLC/Zayo Capital, Inc.
6.00%, 4/01/23	U.S.$	1,252	1,274,210

			11,448,690

Consumer Cyclical - Automotive - 0.3%
Fiat Chrysler Automobiles NV
4.50%, 4/15/20		456	456,397
IHO Verwaltungs GmbH
4.125%, 9/15/21 (a)(c)		200	197,000

			653,397

Consumer Cyclical - Entertainment - 0.7%
AMC Entertainment Holdings, Inc.
5.875%, 2/15/22		664	675,354
NCL Corp., Ltd.
4.75%, 12/15/21 (a)		1,069	1,065,761

			1,741,115

Consumer Cyclical - Other - 5.5%
Beazer Homes USA, Inc.
8.75%, 3/15/22		804	854,531
Cirsa Funding Luxembourg SA
5.75%, 5/15/21 (a)	EUR	185	221,772
Cooperativa Muratori & Cementisti-CMC di Ravenna SC
6.00%, 2/15/23 (a)		574	569,609
GLP Capital LP/GLP Financing II, Inc.
4.375%, 4/15/21	U.S.$	106	106,765
4.875%, 11/01/20		488	494,339
5.375%, 11/01/23		1,024	1,047,050
International Game Technology PLC
5.625%, 2/15/20 (a)		950	965,608
Jacobs Entertainment, Inc.
7.875%, 2/01/24 (a)		40	41,888
KB Home
4.75%, 5/15/19		734	737,663
7.00%, 12/15/21		144	152,280
8.00%, 3/15/20		265	282,225
Lennar Corp.
4.125%, 12/01/18		200	200,262
4.50%, 6/15/19		150	150,968
LHMC Finco SARL
6.25%, 12/20/23 (a)	EUR	108	124,902
MDC Holdings, Inc.
5.625%, 2/01/20	U.S.$	645	661,764

	Principal Amount (000)		U.S. $ Value
MGM Resorts International
6.00%, 3/15/23	U.S.$	47	$48,358
6.625%, 12/15/21		916	964,447
7.75%, 3/15/22		96	104,564
Pinnacle Entertainment, Inc.
5.625%, 5/01/24		600	623,862
PulteGroup, Inc.
4.25%, 3/01/21		1,367	1,370,240
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp.
6.125%, 8/15/21 (a)		43	42,795
Samsonite Finco SARL
3.50%, 5/15/26 (a)	EUR	100	111,162
Shea Homes LP/Shea Homes Funding Corp.
5.875%, 4/01/23 (a)	U.S.$	1,137	1,141,059
Standard Industries, Inc./NJ
5.375%, 11/15/24 (a)		295	291,599
5.50%, 2/15/23 (a)		834	837,853
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc.
5.25%, 4/15/21 (a)		611	610,743
Toll Brothers Finance Corp.
4.00%, 12/31/18		365	365,763
4.375%, 4/15/23		867	848,949
5.875%, 2/15/22		560	584,556

			14,557,576

Consumer Cyclical - Restaurants - 0.2%
Stonegate Pub Co. Financing PLC
4.875%, 3/15/22 (a)	GBP	394	514,860

Consumer Cyclical - Retailers - 2.3%
Group 1 Automotive, Inc.
5.00%, 6/01/22	U.S.$	1,377	1,371,175
Hanesbrands, Inc.
4.625%, 5/15/24 (a)		710	693,855
L Brands, Inc.
5.625%, 2/15/22		600	611,934
6.625%, 4/01/21		490	517,734
7.00%, 5/01/20		155	164,207
Penske Automotive Group, Inc.
5.75%, 10/01/22		1,393	1,417,990
Sonic Automotive, Inc.
5.00%, 5/15/23		1,179	1,131,180
William Carter Co. (The)
5.25%, 8/15/21		110	111,334

			6,019,409

Consumer Non-Cyclical - 6.1%
Acadia Healthcare Co., Inc.
5.625%, 2/15/23		578	582,156
Albertsons Cos., Inc.
6.085% (LIBOR 3 Month + 3.75%), 1/15/24 (a)(d)		960	962,707
AMAG Pharmaceuticals, Inc.
7.875%, 9/01/23 (a)		30	31,772

	Principal Amount (000)		U.S. $ Value
CHS/Community Health Systems, Inc.
5.125%, 8/01/21	U.S.$	1,581	$1,467,342
6.25%, 3/31/23		99	90,680
DaVita, Inc.
5.75%, 8/15/22		161	164,001
Dean Foods Co.
6.50%, 3/15/23 (a)		72	69,489
Endo Finance LLC
5.75%, 1/15/22 (a)		1,375	1,229,855
First Quality Finance Co., Inc.
4.625%, 5/15/21 (a)		1,610	1,571,714
HCA Healthcare, Inc.
6.25%, 2/15/21		561	582,172
HCA, Inc.
5.875%, 3/15/22		608	633,925
6.50%, 2/15/20		416	432,615
Hill-Rom Holdings, Inc.
5.75%, 9/01/23 (a)		685	701,865
Kinetic Concepts, Inc./KCI USA, Inc.
7.875%, 2/15/21 (a)		1,025	1,045,285
LifePoint Health, Inc.
5.50%, 12/01/21		1,333	1,338,452
5.875%, 12/01/23		420	418,492
Mallinckrodt International Finance SA/Mallinckrodt CB LLC
5.75%, 8/01/22 (a)		906	815,400
MEDNAX, Inc.
5.25%, 12/01/23 (a)		1,539	1,513,853
RegionalCare Hospital Partners Holdings, Inc.
8.25%, 5/01/23 (a)		82	86,414
Tenet Healthcare Corp.
4.50%, 4/01/21		758	750,322
4.75%, 6/01/20		125	125,725
6.00%, 10/01/20		582	598,994
Valeant Pharmaceuticals International, Inc.
6.50%, 3/15/22 (a)		439	454,470
Voyage Care BondCo PLC
5.875%, 5/01/23 (a)	GBP	238	314,223

			15,981,923

Energy - 9.6%
Antero Resources Corp.
5.125%, 12/01/22	U.S.$	1,406	1,408,306
Bristow Group, Inc.
8.75%, 3/01/23 (a)		818	796,691
California Resources Corp.
8.00%, 12/15/22 (a)		290	263,250
Carrizo Oil & Gas, Inc.
6.25%, 4/15/23		560	567,302
Cheniere Corpus Christi Holdings LLC
7.00%, 6/30/24		511	557,159
Cheniere Energy, Inc.
4.875%, 5/28/21 (a)(c)(e)(f)		325	343,291

	Principal Amount (000)		U.S. $ Value
Chesapeake Energy Corp.
5.375%, 6/15/21	U.S.$	550	$541,909
Covey Park Energy LLC/Covey Park Finance Corp.
7.50%, 5/15/25 (a)		68	69,347
DCP Midstream Operating LP
4.95%, 4/01/22		1,011	1,024,355
Diamond Offshore Drilling, Inc.
3.45%, 11/01/23		450	398,151
Energy Transfer Equity LP
4.25%, 3/15/23		1,333	1,288,464
7.50%, 10/15/20		501	534,166
Genesis Energy LP/Genesis Energy Finance Corp.
5.625%, 6/15/24		108	101,048
6.75%, 8/01/22		642	651,226
Hess Infrastructure Partners LP/Hess Infrastructure Partners Finance Corp.
5.625%, 2/15/26 (a)		195	194,474
HighPoint Operating Corp.
7.00%, 10/15/22		545	548,330
Hilcorp Energy I LP/Hilcorp Finance Co.
5.00%, 12/01/24 (a)		938	909,982
Murphy Oil Corp.
4.00%, 6/01/22		296	290,423
Murphy Oil USA, Inc.
6.00%, 8/15/23		50	51,430
Nabors Industries, Inc.
4.625%, 9/15/21		1,332	1,305,906
5.50%, 1/15/23		656	633,512
Newfield Exploration Co.
5.75%, 1/30/22		319	332,309
Noble Holding International Ltd.
7.75%, 1/15/24		455	431,113
PBF Holding Co. LLC/PBF Finance Corp.
7.25%, 6/15/25		135	141,822
QEP Resources, Inc.
5.25%, 5/01/23		862	848,958
5.375%, 10/01/22		328	335,524
Range Resources Corp.
5.00%, 8/15/22-3/15/23		896	881,809
5.75%, 6/01/21		326	334,082
5.875%, 7/01/22		31	31,543
Sanchez Energy Corp.
7.25%, 2/15/23 (a)		210	207,856
SemGroup Corp.
7.25%, 3/15/26		403	394,916
SemGroup Corp./Rose Rock Finance Corp.
5.625%, 7/15/22		241	233,770
SM Energy Co.
6.125%, 11/15/22		320	328,707
6.50%, 11/15/21		1,103	1,128,170
Southern Star Central Corp.
5.125%, 7/15/22 (a)		2,000	2,008,380
Sunoco LP/Sunoco Finance Corp.
4.875%, 1/15/23 (a)		1,150	1,103,850

	Principal Amount (000)		U.S. $ Value
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.125%, 11/15/19	U.S.$	1,150	$1,150,276
Transocean Phoenix 2 Ltd.
7.75%, 10/15/24 (a)		289	309,294
Weatherford International Ltd.
7.75%, 6/15/21		565	580,944
Whiting Petroleum Corp.
5.75%, 3/15/21		1,201	1,226,353
Williams Cos., Inc. (The)
3.70%, 1/15/23		814	787,504
WPX Energy, Inc.
6.00%, 1/15/22		81	84,238

			25,360,140

Other Industrial - 1.2%
Algeco Global Finance PLC
8.00%, 2/15/23 (a)		251	254,998
American Tire Distributors, Inc.
10.25%, 3/01/22 (a)		383	78,186
Global Partners LP/GLP Finance Corp.
6.25%, 7/15/22		866	845,303
7.00%, 6/15/23		242	240,671
LKQ Corp.
4.75%, 5/15/23		917	914,304
Travis Perkins PLC
4.50%, 9/07/23 (a)	GBP	645	876,461

			3,209,923

Services - 3.0%
ADT Corp. (The)
3.50%, 7/15/22	U.S.$	868	813,307
6.25%, 10/15/21		367	379,610
APX Group, Inc.
6.375%, 12/01/19		175	175,277
7.875%, 12/01/22		1,276	1,264,695
Aramark Services, Inc.
5.125%, 1/15/24		141	141,175
Arena Luxembourg Finance SARL
2.875%, 11/01/24 (a)	EUR	109	125,038
Carlson Travel, Inc.
6.75%, 12/15/23 (a)	U.S.$	1,177	1,156,202
eDreams ODIGEO SA
8.50%, 8/01/21 (a)	EUR	408	494,446
Nielsen Finance LLC/Nielsen Finance Co.
4.50%, 10/01/20	U.S.$	560	559,938
5.00%, 4/15/22 (a)		680	669,100
Prime Security Services Borrower LLC/Prime Finance, Inc.
9.25%, 5/15/23 (a)		879	936,047
Sabre GLBL, Inc.
5.25%, 11/15/23 (a)		300	302,754
5.375%, 4/15/23 (a)		792	799,952

			7,817,541

	Principal Amount (000)		U.S. $ Value
Technology - 4.0%
Amkor Technology, Inc.
6.375%, 10/01/22	U.S.$	305	$311,317
6.625%, 6/01/21		175	175,283
Conduent Finance, Inc./Conduent Business Services LLC
10.50%, 12/15/24 (a)		776	928,422
Dell International LLC/EMC Corp.
5.875%, 6/15/21 (a)		542	550,282
7.125%, 6/15/24 (a)		211	223,713
First Data Corp.
5.375%, 8/15/23 (a)		1,284	1,293,733
Infor US, Inc.
5.75%, 8/15/20 (a)		827	837,098
6.50%, 5/15/22		545	546,809
Ingram Micro, Inc.
5.45%, 12/15/24		89	87,956
IQVIA, Inc.
3.25%, 3/15/25 (a)	EUR	248	281,502
4.875%, 5/15/23 (a)	U.S.$	673	680,141
Iron Mountain, Inc.
4.375%, 6/01/21 (a)		294	294,003
6.00%, 8/15/23		521	535,744
NXP BV/NXP Funding LLC
4.125%, 6/01/21 (a)		537	537,059
4.625%, 6/01/23 (a)		509	518,981
Sanmina Corp.
4.375%, 6/01/19 (a)		1,524	1,535,308
Solera LLC/Solera Finance, Inc.
10.50%, 3/01/24 (a)		195	216,571
Symantec Corp.
3.95%, 6/15/22		445	433,875
Veritas US, Inc./Veritas Bermuda Ltd.
7.50%, 2/01/23 (a)		558	523,214

			10,511,011

Transportation - Services - 2.3%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
5.50%, 4/01/23		201	195,553
Europcar Groupe SA
5.75%, 6/15/22 (a)	EUR	871	1,042,583
Herc Rentals, Inc.
7.50%, 6/01/22 (a)	U.S.$	655	694,307
7.75%, 6/01/24 (a)		106	113,643
Hertz Corp. (The)
7.375%, 1/15/21		1,078	1,056,526
Hertz Holdings Netherlands BV
5.50%, 3/30/23 (a)	EUR	221	250,006
Loxam SAS
3.50%, 4/15/22 (a)		112	134,674
4.25%, 4/15/24 (a)		105	127,795

	Principal Amount (000)		U.S. $ Value
Park Aerospace Holdings Ltd.
4.50%, 3/15/23 (a)	U.S.$	155	$147,924
5.25%, 8/15/22 (a)		170	168,613
United Rentals North America, Inc.
4.625%, 7/15/23		902	902,144
XPO Logistics, Inc.
6.125%, 9/01/23 (a)		1,311	1,345,492

			6,179,260

			147,881,167

Financial Institutions - 5.4%
Banking - 3.5%
Ally Financial, Inc.
3.75%, 11/18/19		380	379,981
4.125%, 3/30/20-2/13/22		506	504,638
Banco Bilbao Vizcaya Argentaria SA
5.875%, 5/24/22 (a)(g)	EUR	200	239,163
Banco Santander SA
6.25%, 9/11/21 (a)(g)		300	369,171
6.75%, 4/25/22 (a)(g)		300	376,615
Barclays PLC
8.00%, 12/15/20 (g)		340	439,771
CIT Group, Inc.
5.00%, 8/15/22	U.S.$	108	109,212
5.25%, 3/07/25		746	755,608
Citigroup Capital XVIII
1.556% (Sterling LIBOR 3 Month + 0.89%), 6/28/67 (d)	GBP	643	758,410
Credit Agricole SA
6.625%, 9/23/19 (a)(g)	U.S.$	442	441,916
Intesa Sanpaolo SpA
7.00%, 1/19/21 (a)(g)	EUR	410	489,236
Lloyds Banking Group PLC
7.625%, 6/27/23 (a)(g)	GBP	410	591,826
Royal Bank of Scotland Group PLC
6.00%, 12/19/23	U.S.$	344	360,997
6.10%, 6/10/23		681	716,848
Series U
4.654% (LIBOR 3 Month + 2.32%), 9/30/27 (d)(g)		900	864,378
Societe Generale SA
7.375%, 9/13/21 (a)(g)		386	393,689
UBS Group Funding Switzerland AG
7.125%, 2/19/20-8/10/21 (a)(g)		802	825,926
UniCredit SpA
6.75%, 9/10/21 (a)(g)	EUR	207	243,584
9.25%, 6/03/22 (a)(g)		220	286,916

			9,147,885

Finance - 1.1%
goeasy Ltd.
7.875%, 11/01/22 (a)	U.S.$	626	666,358

	Principal Amount (000)		U.S. $ Value
Lincoln Finance Ltd.
6.875%, 4/15/21 (a)	EUR	204	$246,312
7.375%, 4/15/21 (a)	U.S.$	200	206,426
Navient Corp.
5.50%, 1/25/23		506	496,912
6.50%, 6/15/22		496	507,160
7.25%, 9/25/23		137	143,617
8.00%, 3/25/20		296	312,425
SLM Corp.
5.125%, 4/05/22		449	446,136

			3,025,346

Insurance - 0.1%
Polaris Intermediate Corp.
8.50%, 12/01/22 (a)(c)		270	278,478

Other Finance - 0.5%
Intrum AB
2.75%, 7/15/22 (a)	EUR	731	810,979
3.125%, 7/15/24 (a)		355	387,622
LHC3 PLC
4.125%, 8/15/24 (a)(c)		123	144,197
Oxford Finance LLC/Oxford Finance Co-Issuer II, Inc.
6.375%, 12/15/22 (a)	U.S.$	54	54,961

			1,397,759

REITS - 0.2%
SBA Communications Corp.
4.00%, 10/01/22 (a)		410	393,965

			14,243,433

Utility - 1.9%
Electric - 1.6%
AES Corp./VA
4.00%, 3/15/21		829	825,941
Calpine Corp.
6.00%, 1/15/22 (a)		1,076	1,096,724
ContourGlobal Power Holdings SA
5.125%, 6/15/21 (a)	EUR	982	1,169,314
DPL, Inc.
6.75%, 10/01/19	U.S.$	219	226,479
Talen Energy Supply LLC
4.60%, 12/15/21		98	84,905
9.50%, 7/15/22 (a)		849	834,346

			4,237,709

Natural Gas - 0.3%
NGL Energy Partners LP/NGL Energy Finance Corp.
7.50%, 11/01/23		809	822,599

			5,060,308

Total Corporates - Non-Investment Grade (cost $169,894,994)			167,184,908

	Principal Amount (000)		U.S. $ Value
CORPORATES - INVESTMENT GRADE - 16.2%
Industrial - 9.7%
Basic - 2.3%
Anglo American Capital PLC
3.625%, 9/11/24 (a)	U.S.$	1,323	$1,253,728
ArcelorMittal
5.50%, 3/01/21		472	491,343
6.25%, 2/25/22		780	830,692
Equate Petrochemical BV
3.00%, 3/03/22 (a)		505	482,906
Glencore Finance Canada Ltd.
4.25%, 10/25/22 (a)		610	615,691
Glencore Finance Europe Ltd.
1.875%, 9/13/23 (a)	EUR	290	346,590
Glencore Funding LLC
4.125%, 5/30/23 (a)	U.S.$	300	299,277
LYB International Finance II BV
1.875%, 3/02/22	EUR	538	655,619
Mosaic Co. (The)
3.25%, 11/15/22	U.S.$	1,130	1,101,219

			6,077,065

Capital Goods - 1.2%
CNH Industrial Capital LLC
4.375%, 4/05/22		648	652,581
CNH Industrial NV
4.50%, 8/15/23		854	859,970
General Electric Co.
Series D
5.00%, 1/21/21 (g)		35	34,557
Masco Corp.
5.95%, 3/15/22		572	612,240
Rolls-Royce PLC
2.125%, 6/18/21 (a)	EUR	791	976,724

			3,136,072

Communications - Media - 0.5%
Cox Communications, Inc.
3.35%, 9/15/26 (a)	U.S.$	484	449,820
Thomson Reuters Corp.
4.30%, 11/23/23		146	149,249
Time Warner Cable LLC
4.00%, 9/01/21		769	770,999

			1,370,068

Communications - Telecommunications - 0.5%
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC
4.738%, 3/20/25 (a)		1,385	1,375,360

Consumer Cyclical - Automotive - 1.0%
General Motors Financial Co., Inc.
0.955%, 9/07/23 (a)	EUR	441	508,815

	Principal Amount (000)		U.S. $ Value
Schaeffler Finance BV
4.75%, 5/15/23 (a)	U.S.$	469	$468,390
Volkswagen International Finance NV
Series 4Y
0.50%, 3/30/21 (a)	EUR	800	938,351
ZF North America Capital, Inc.
4.50%, 4/29/22 (a)	U.S.$	751	763,121

			2,678,677

Consumer Cyclical - Entertainment - 0.4%
Carnival Corp.
1.875%, 11/07/22	EUR	785	971,470

Consumer Non-Cyclical - 1.4%
CVS Health Corp.
3.50%, 7/20/22	U.S.$	600	594,732
4.10%, 3/25/25		488	485,550
McKesson Corp.
0.625%, 8/17/21	EUR	845	997,429
Mylan NV
3.15%, 6/15/21	U.S.$	240	237,398
Mylan, Inc.
3.125%, 1/15/23 (a)		467	448,297
Smithfield Foods, Inc.
3.35%, 2/01/22 (a)		370	361,346
Universal Health Services, Inc.
4.75%, 8/01/22 (a)		480	482,702

			3,607,454

Energy - 0.7%
Andeavor Logistics LP/Tesoro Logistics Finance Corp.
6.25%, 10/15/22		470	487,799
Cenovus Energy, Inc.
3.00%, 8/15/22		386	369,483
3.80%, 9/15/23		30	29,267
Sabine Pass Liquefaction LLC
5.75%, 5/15/24		387	413,215
Williams Partners LP
3.35%, 8/15/22		679	664,857

			1,964,621

Services - 0.9%
eBay, Inc.
3.80%, 3/09/22		192	193,905
IHS Markit Ltd.
5.00%, 11/01/22 (a)		1,446	1,460,865
Total System Services, Inc.
3.75%, 6/01/23		333	329,876
3.80%, 4/01/21		309	311,188

			2,295,834

Technology - 0.5%
Activision Blizzard, Inc.
6.125%, 9/15/23 (a)		266	275,871

	Principal Amount (000)		U.S. $ Value
Agilent Technologies, Inc.
3.875%, 7/15/23	U.S.$	495	$493,203
Seagate HDD Cayman
4.75%, 1/01/25		79	75,785
Xerox Corp.
3.625%, 3/15/23		426	408,751

			1,253,610

Transportation - Airlines - 0.3%
Ryanair DAC
1.125%, 3/10/23 (a)	EUR	703	832,260

			25,562,491

Financial Institutions - 6.3%
Banking - 4.9%
ABN AMRO Bank NV
6.25%, 4/27/22 (a)	U.S.$	787	845,663
7.75%, 5/15/23 (b)		200	227,228
American Express Credit Corp.
0.625%, 11/22/21	EUR	696	822,713
BBVA Bancomer SA/Texas
6.50%, 3/10/21 (a)	U.S.$	520	543,400
BNP Paribas SA
6.75%, 3/14/22 (a)(g)		383	380,388
7.625%, 3/30/21 (a)(g)		383	399,844
Capital One Bank USA NA
3.375%, 2/15/23		509	495,914
Citigroup, Inc.
0.75%, 10/26/23 (a)	EUR	369	428,341
Compass Bank
2.875%, 6/29/22	U.S.$	687	663,676
Cooperatieve Rabobank UA
6.875%, 3/19/20 (a)	EUR	500	646,780
Credit Agricole SA/London
3.375%, 1/10/22 (a)	U.S.$	323	317,008
Credit Suisse Group Funding Guernsey Ltd.
Series E
1.25%, 4/14/22 (a)	EUR	960	1,140,516
Deutsche Bank AG/New York NY
3.375%, 5/12/21	U.S.$	598	579,211
Goldman Sachs Group, Inc. (The)
2.00%, 7/27/23 (a)	EUR	801	985,518
ING Groep NV
3.15%, 3/29/22	U.S.$	761	746,465
Mitsubishi UFJ Financial Group, Inc.
2.95%, 3/01/21		345	341,333
Morgan Stanley
5.00%, 11/24/25		662	685,428
Nordea Bank AB
5.50%, 9/23/19 (a)(g)		419	416,876
Santander Holdings USA, Inc.
4.40%, 7/13/27		345	330,117
Santander UK Group Holdings PLC
3.571%, 1/10/23		263	255,465

	Principal Amount (000)		U.S. $ Value
Standard Chartered PLC
3.95%, 1/11/23 (a)	U.S.$	506	$494,519
Zions Bancorporation
5.65%, 11/15/23		1,112	1,108,341

			12,854,744

Brokerage - 0.2%
GFI Group, Inc.
8.375%, 7/19/18		467	466,771

Insurance - 0.4%
Berkshire Hathaway, Inc.
0.625%, 1/17/23	EUR	843	995,314

REITS - 0.8%
EPR Properties
5.25%, 7/15/23	U.S.$	650	669,123
Sabra Health Care LP/Sabra Capital Corp.
5.375%, 6/01/23		889	897,063
5.50%, 2/01/21		316	321,941
Spirit Realty LP
4.45%, 9/15/26		303	291,741

			2,179,868

			16,496,697

Utility - 0.2%
Electric - 0.2%
Dominion Energy, Inc.
4.104%, 4/01/21		500	507,075

Total Corporates - Investment Grade (cost $43,089,488)			42,566,263

BANK LOANS - 8.3%
Industrial - 7.8%
Basic - 0.4%
Berry Global, Inc. (fka Berry Plastics Corporation)
3.921% (LIBOR 2 Month + 1.75%), 1/06/21 (h)		288	287,280
Foresight Energy LLC
8.109% (LIBOR 3 Month + 5.75%), 3/28/22 (h)		161	160,181
Multi-Color Corporation
4.344% (LIBOR 1 Month + 2.25%), 10/31/24 (h)		537	536,402
Unifrax I LLC
5.834% (LIBOR 3 Month + 3.50%), 4/04/24 (h)		149	148,800

			1,132,663

	Principal Amount (000)		U.S. $ Value
Capital Goods - 0.9%
Accudyne Industries Borrower S.C.A. / Accudyne Industries, LLC (fka Silver II US Holdings, LLC)
5.344% (LIBOR 1 Month + 3.25%), 8/18/24 (h)	U.S.$	225	$224,659
Apex Tool Group, LLC
5.844% (LIBOR 1 Month + 3.75%), 2/01/22 (h)		975	973,746
Gardner Denver, Inc.
4.844% (LIBOR 1 Month + 2.75%), 7/30/24 (h)		112	112,375
Gates Global LLC
5.084% (LIBOR 3 Month + 2.75%), 4/01/24 (h)		361	360,361
HD Supply Waterworks, LTD.
5.21% (LIBOR 6 Month + 3.00%), 8/01/24 (f)(h)		33	33,437
5.30% (LIBOR 6 Month + 3.00%), 8/01/24 (f)(h)		29	29,350
Transdigm Inc.
4.594% (LIBOR 1 Month + 2.50%), 6/09/23 (h)		686	681,675
Welbilt, Inc. (fka Manitowoc Foodservice, Inc.)
4.844% (LIBOR 1 Month + 2.75%), 3/03/23 (f)(h)		61	60,822

			2,476,425

Communications - Media - 0.2%
Townsquare Media, Inc.
5.094% (LIBOR 1 Month + 3.00%), 4/01/22 (f)(h)		397	393,912

Communications - Telecommunications - 0.3%
Intelsat Jackson Holdings S.A.
6.60% (LIBOR 1 Month + 4.50%), 1/02/24 (h)		54	55,715
6.63%, 1/02/24		90	92,915
West Corporation
6.094% (LIBOR 1 Month + 4.00%), 10/10/24 (h)		521	518,167

			666,797

Consumer Cyclical - Automotive - 0.0%
Navistar, Inc.
5.53% (LIBOR 1 Month + 3.50%), 11/06/24 (f)(h)		107	106,796

Consumer Cyclical - Entertainment - 0.4%
Seaworld Parks & Entertainment, Inc. (fka SW Acquisitions Co., Inc.)
5.094% (LIBOR 1 Month + 3.00%), 4/01/24 (h)		1,036	1,026,857

	Principal Amount (000)		U.S. $ Value
Consumer Cyclical - Other - 0.9%
Caesars Resort Collection, LLC (fka Caesars Growth Properties Holdings, LLC)
4.844% (LIBOR 1 Month + 2.75%), 12/23/24 (h)	U.S.$	438	$436,116
Golden Nugget, Inc. (fka Landry’s Inc.)
4.80% (LIBOR 1 Month + 2.75%), 10/04/23 (h)		542	541,371
4.84% (LIBOR 1 Month + 2.75%), 10/04/23 (h)		706	705,028
Seminole Hard Rock Entertainment, Inc. (Seminole Hard Rock International, LLC)
5.087% (LIBOR 3 Month + 2.75%), 5/14/20 (h)		476	477,240
Stars Group Holdings B.V.
7/28/25 (f)(i)		200	199,626

			2,359,381

Consumer Cyclical - Restaurants - 0.7%
1011778 B.C. Unlimited Liability Company (New Red Finance, Inc.) (fka Burger King/Tim Hortons)
4.344% (LIBOR 1 Month + 2.25%), 2/16/24 (h)		1,822	1,812,613
IRB Holding Corp. (fka Arby’s / Buffalo Wild Wings)
5.25% (LIBOR 1 Month + 3.25%), 2/05/25 (h)		54	54,094
5.28% (LIBOR 1 Month + 3.25%), 2/05/25 (h)		43	43,470

			1,910,177

Consumer Cyclical - Retailers - 0.2%
J.C. Penney Corporation, Inc.
6.569% (LIBOR 3 Month + 4.25%), 6/23/23 (h)		398	379,072

Consumer Non-Cyclical - 2.3%
Acadia Healthcare Company, Inc.
4.59% (LIBOR 1 Month + 2.50%), 2/11/22 - 2/16/23 (h)		388	388,223
Air Medical Group Holdings, Inc.
5.28% (LIBOR 1 Month + 3.25%), 4/28/22 (h)		1,481	1,436,692
Alphabet Holding Company, Inc. (fka Nature’s Bounty)
9.844% (LIBOR 1 Month + 7.75%), 9/26/25 (h)		615	498,588
Arbor Pharmaceuticals, LLC
7.485% (LIBOR 6 Month + 5.00%), 7/05/23 (h)		422	422,760

	Principal Amount (000)		U.S. $ Value
Avantor, Inc.
6.094% (LIBOR 1 Month + 4.00%), 11/21/24 (h)	U.S.$	260	$261,316
BI-LO, LLC
5/31/24 (i)		1,000	961,880
Envision Healthcare Corporation (fka Emergency Medical Services Corporation)
5.10% (LIBOR 1 Month + 3.00%), 12/01/23 (h)		77	77,056
Horizon Pharma, Inc.
5.375% (LIBOR 1 Month + 3.25%), 3/29/24 (h)		1,110	1,106,787
Kinetic Concepts, Inc.
5.584% (LIBOR 3 Month + 3.25%), 2/02/24 (h)		312	311,947
Owens & Minor, Inc.
6.48% (LIBOR 1 Month + 4.50%), 5/02/25 (h)		304	297,125
Post Holdings, Inc.
4.10% (LIBOR 1 Month + 2.00%), 5/24/24 (h)		202	201,049
Vizient, Inc.
4.844% (LIBOR 1 Month + 2.75%), 2/13/23 (h)		83	83,143

			6,046,566

Energy - 0.2%
California Resources Corporation
12.466% (LIBOR 1 Month + 10.38%), 12/31/21 (h)		545	601,830

Other Industrial - 0.3%
American Tire Distributors, Inc.
9/01/21 (i)		578	373,608
Travelport Finance (Luxembourg) S.Ã r.l.
4.83% (LIBOR 3 Month + 2.50%), 3/17/25 (h)		446	443,841

			817,449

Services - 0.1%
Camelot U.S. Acquisition 1 Co. (fka Thomson Reuters Intellectual Property & Science)
5.344% (LIBOR 1 Month + 3.25%), 10/03/23 (h)		199	198,491

Technology - 0.7%
Avaya Inc.
12/15/24 (i)		199	199,624
BMC Software Finance, Inc.
9/01/25 (i)		582	578,426
Conduent Incorporated
5.094% (LIBOR 1 Month + 3.00%), 12/07/23 (h)		63	62,830

	Principal Amount (000)		U.S. $ Value
MTS Systems Corporation
5.34% (LIBOR 1 Month + 3.25%), 7/05/23 (f)(h)	U.S.$	366	$365,745
Solera, LLC (Solera Finance, Inc.)
4.844% (LIBOR 1 Month + 2.75%), 3/03/23 (h)		684	680,316
Veritas US Inc.
1/27/23 (i)		8	7,293

			1,894,234

Transportation - Services - 0.2%
Avolon TLB Borrower 1 (US) LLC
4.088% (LIBOR 1 Month + 2.00%), 1/15/25 (h)		521	514,330

			20,524,980

Financial Institutions - 0.5%
Insurance - 0.3%
MPH Acquisition Holdings LLC
5.084% (LIBOR 3 Month + 2.75%), 6/07/23 (h)		574	570,072
Sedgwick Claims Management Services, Inc.
4.844% (LIBOR 1 Month + 2.75%), 3/01/21 (h)		362	359,191

			929,263

Other Finance - 0.2%
PI UK Holdco II Limited
5.48%, 1/03/25 (f)(h)		409	402,969

			1,332,232

Total Bank Loans (cost $22,000,136)			21,857,212

EMERGING MARKETS - CORPORATE BONDS - 2.6%
Industrial - 2.6%
Basic - 0.9%
First Quantum Minerals Ltd.
7.00%, 2/15/21 (a)		602	608,646
7.25%, 5/15/22 (a)		491	495,797
Lundin Mining Corp.
7.875%, 11/01/22 (a)		1,095	1,149,706

			2,254,149

Capital Goods - 0.1%
Union Andina de Cementos SAA
5.875%, 10/30/21 (a)		330	335,363

Communications - Telecommunications - 0.5%
Digicel Ltd.
6.75%, 3/01/23 (a)		722	599,260
MTN Mauritius Investment Ltd.
5.373%, 2/13/22 (a)		820	807,700

			1,406,960

	Principal Amount (000)		U.S. $ Value
Consumer Cyclical - Other - 0.3%
Studio City Co., Ltd.
5.875%, 11/30/19 (a)	U.S.$	690	$696,900

Consumer Non-Cyclical - 0.3%
Teva Pharmaceutical Finance Netherlands III BV
2.20%, 7/21/21		893	827,141
Tonon Luxembourg SA
9.25%, 1/24/20 (b)(c)(f)(j)(k)		266	12,945
Virgolino de Oliveira Finance SA
10.50%, 1/28/18 (b)(f)(k)(l)		425	22,398

			862,484

Energy - 0.4%
Petrobras Global Finance BV
5.999%, 1/27/28 (a)		784	710,398
6.125%, 1/17/22		7	7,129
6.25%, 3/17/24		311	307,968

			1,025,495

Transportation - Airlines - 0.1%
Guanay Finance Ltd.
6.00%, 12/15/20 (a)		237	241,530

Total Emerging Markets - Corporate Bonds (cost $7,791,656)			6,822,881

EMERGING MARKETS - SOVEREIGNS - 0.8%
Argentina - 0.3%
Argentine Republic Government International Bond
6.875%, 4/22/21		807	796,912

Bahrain - 0.2%
CBB International Sukuk Co. 3 Spc
6.273%, 11/22/18 (a)		498	498,471

Dominican Republic - 0.2%
Dominican Republic International Bond
7.50%, 5/06/21 (a)		620	651,679

Kenya - 0.1%
Kenya Government International Bond
5.875%, 6/24/19 (a)		240	240,600

Total Emerging Markets - Sovereigns (cost $2,245,375)			2,187,662

	Principal Amount (000)		U.S. $ Value
ASSET-BACKED SECURITIES - 0.8%
Other ABS - Fixed Rate - 0.8%
DB Master Finance LLC
Series 2017-1A, Class A2I
3.629%, 11/20/47 (a)(f)	U.S.$	600	$589,191
Taco Bell Funding LLC
Series 2016-1A, Class A2I
3.832%, 5/25/46 (a)(f)		1,034	1,035,491
Wendy’s Funding LLC
Series 2018-1A, Class A2I
3.573%, 3/15/48 (a)(f)		379	368,678

Total Asset-Backed Securities (cost $2,013,330)			1,993,360

COLLATERALIZED MORTGAGE OBLIGATIONS - 0.6%
Risk Share Floating Rate - 0.6%
Federal National Mortgage Association Connecticut Avenue Securities
Series 2015-C04, Class 1M2
7.791% (LIBOR 1 Month + 5.70%), 4/25/28 (d)		145	169,025
Series 2015-C04, Class 2M2
7.641% (LIBOR 1 Month + 5.55%), 4/25/28 (d)		215	243,763
Series 2016-C01, Class 1M2
8.841% (LIBOR 1 Month + 6.75%), 8/25/28 (d)		460	558,102
Series 2016-C01, Class 2M2
9.041% (LIBOR 1 Month + 6.95%), 8/25/28 (d)		203	243,818
Series 2016-C05, Class 2M2
6.541% (LIBOR 1 Month + 4.45%), 1/25/29 (d)		197	219,178

Total Collateralized Mortgage Obligations (cost $1,220,887)			1,433,886

GOVERNMENTS - TREASURIES - 0.5%
Russia - 0.2%
Russian Federal Bond - OFZ
Series 6217
7.50%, 8/18/21	RUB	30,493	490,039

United States - 0.3%
U.S. Treasury Notes
3.75%, 11/15/18 (m)	U.S.$	882	887,237

Total Governments - Treasuries (cost $1,410,562)			1,377,276

GOVERNMENTS - SOVEREIGN BONDS - 0.5%
Qatar - 0.2%
Qatar Government International Bond
3.875%, 4/23/23 (a)		680	679,505

	Principal Amount (000)		U.S. $ Value
Saudi Arabia - 0.3%
Saudi Government International Bond
4.00%, 4/17/25 (a)	U.S.$	685	$682,232

Total Governments - Sovereign Bonds (cost $1,355,923)			1,361,737

COLLATERALIZED LOAN OBLIGATIONS - 0.4%
CLO - Floating Rate - 0.4%
Greywolf CLO VI Ltd.
Series 2018-1A, Class A1
3.539% (LIBOR 3 Month + 1.03%), 4/26/31 (a)(d)(f)		550	548,453
Sound Point CLO XIX Ltd.
Series 2018-1A, Class A
3.354% (LIBOR 3 Month + 1.00%), 4/15/31 (a)(d)(f)		550	544,468

Total Collateralized Loan Obligations (cost $1,100,000)			1,092,921

EMERGING MARKETS - TREASURIES - 0.3%
Dominican Republic - 0.2%
Dominican Republic International Bond
16.95%, 2/04/22 (a)	DOP	19,200	480,018

South Africa - 0.1%
Republic of South Africa Government Bond
Series 2023
7.75%, 2/28/23	ZAR	3,538	253,141

Total Emerging Markets - Treasuries (cost $761,083)			733,159

COMMERCIAL MORTGAGE-BACKED SECURITY - 0.0%
Non-Agency Fixed Rate CMBS - 0.0%
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2012-CBX, Class E
5.214%, 6/15/45 (a)(f) (cost $101,702)	U.S.$	100	91,144

	Notional Amount
OPTIONS PURCHASED - PUTS - 0.0%
Options on Funds and Investment Trusts - 0.0%
SPDR S&P 500 ETF Trust Expiration: Jul 2018; Contracts: 338; Exercise Price: USD 260.00; Counterparty: Morgan Stanley & Co., Inc. (k) (premiums paid $26,621)	USD	33,800	31,772

Company	Shares	U.S. $ Value
SHORT-TERM INVESTMENTS - 5.4%
Investment Companies - 5.4%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 1.71% (n)(o)(p) (cost $14,342,622)	14,342,622	$14,342,622

Total Investments - 99.9% (cost $267,354,379) (q)		263,076,803
Other assets less liabilities - 0.1%		378,938

Net Assets - 100.0%		$263,455,741

FUTURES

Description	Number of Contracts	Expiration Month	Notional (000)		Original Value	Value at June 30, 2018	Unrealized Appreciation/ (Depreciation)
Sold Contracts
Euro-BOBL Futures	55	September 2018	EUR	5,500	$8,444,079	$8,489,147	$(45,068)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	NZD	2,357	USD	1,651	8/09/18	$54,364
Barclays Bank PLC	EUR	22,492	USD	26,336	7/18/18	41,575
Barclays Bank PLC	IDR	6,790,681	USD	481	7/26/18	7,372
BNP Paribas SA	GBP	2,639	USD	3,541	8/03/18	53,187
Citibank, NA	USD	1,993	EUR	1,710	7/18/18	5,540
Citibank, NA	USD	423	INR	28,761	8/09/18	(5,298)
JPMorgan Chase Bank, NA	USD	495	IDR	6,877,396	7/26/18	(15,150)
JPMorgan Chase Bank, NA	AUD	893	USD	679	8/09/18	18,324
Morgan Stanley Capital Services, Inc.	RUB	32,163	USD	502	7/31/18	(8,507)
State Street Bank & Trust Co.	EUR	223	USD	259	7/18/18	(2,284)
State Street Bank & Trust Co.	USD	371	EUR	317	7/18/18	(565)
State Street Bank & Trust Co.	CAD	433	USD	334	8/30/18	4,199
State Street Bank & Trust Co.	ZAR	3,375	USD	246	9/07/18	2,542

						$155,299

PUT OPTIONS WRITTEN

Description	Counterparty	Contracts	Exercise Price		Expiration Month	Notional (000)		Premiums Received	U.S. $ Value
SPDR S&P 500 ETF Trust	Morgan Stanley & Co., Inc.	338	USD	252.00	July 2018	USD	34	$14,765	$(15,548)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at June 30, 2018	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
CDX-NAHY Series 21, 5 Year Index, 12/20/2018*	(5.00)%	Quarterly	0.96%	USD	465	$(9,748)	$(2,896)	$(6,852)
CDX-NAHY Series 25, 5 Year Index, 12/20/2020*	(5.00)	Quarterly	2.16	USD	5	(327)	2	(329)
CDX-NAHY Series 29, 5 Year Index, 12/20/2022*	(5.00)	Quarterly	3.38	USD	2	(128)	(140)	12
CDX-NAHY Series 30, 5 Year Index, 6/20/2023*	(5.00)	Quarterly	3.59	USD	3,600	(216,124)	(234,149)	18,025
Sale Contracts
iTraxx Xover Series 21, 5 Year Index, 6/20/2019*	5.00	Quarterly	0.86	EUR	3	149	93	56
iTraxx Xover Series 25, 5 Year Index, 6/20/21*	5.00	Quarterly	1.94	EUR	3	313	82	231
iTraxx Xover Series 28, 5 Year Index, 12/20/22*	5.00	Quarterly	2.76	EUR	380	41,458	39,493	1,965

						$(184,407)	$(197,515)	$13,108

*	Termination date

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/Received	Unrealized Appreciation/ (Depreciation)
USD	4,200	5/03/26	1.771%	3 Month LIBOR	Semi-Annual/Quarterly	$347,269
USD	2,680	12/16/26	2.342%	3 Month LIBOR	Semi-Annual/Quarterly	120,764

						$468,033

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at June 30, 2018	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Credit Suisse International
CDX-CMBX.NA.BB Series 6, 5/11/63*	(5.00)%	Monthly	5.00%	USD	540	$103,359	$69,105	$34,254
Goldman Sachs International
CDX-CMBX.NA.BB Series 6, 5/11/63*	(5.00)	Monthly	11.00	USD	1,190	227,772	154,149	73,623
Sale Contracts
Barclays Bank PLC
UPC Holding B.V., 8.375%, 8/15/20, 9/20/19*	5.00	Quarterly	0.34	EUR	326	22,310	15,858	6,452
UPC Holding B.V., 8.375%, 8/15/20, 9/20/19*	5.00	Quarterly	0.34	EUR	424	29,003	20,739	8,264
Virgin Media Finance PLC, 4.875%, 02/15/22, 12/20/18*	5.00	Quarterly	0.26	USD	230	5,570	1,381	4,189
Citibank, NA thyssenkrupp AG, 4.270%, 8/27/18, 3/20/19*	1.00	Quarterly	0.21	EUR	1,050	7,476	(25,841)	33,317
Unitymedia GmbH, 9.625%, 12/01/19, 3/20/19*	5.00	Quarterly	0.13	EUR	40	1,739	1,337	402
UPC Holding B.V., 8.375%, 8/15/20, 9/20/19*	5.00	Quarterly	0.34	EUR	670	45,840	33,294	12,546
Credit Suisse International International Game Technology PLC, 4.750%, 2/15/23, 6/20/22*	5.00	Quarterly	1.83	EUR	410	59,710	36,400	23,310
Deutsche Bank AG
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.94	USD	1,052	(108,655)	(74,108)	(34,547)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.94	USD	315	(32,534)	(21,615)	(10,919)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at June 30, 2018	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Sprint Communications, Inc., 7.000%, 08/15/20, 9/20/18*	5.00%	Quarterly	0.37%	USD	510	$6,187	$1,325	$4,862
United States Steel Corporation, 6.650%, 6/01/37, 3/20/19*	5.00	Quarterly	0.19	USD	295	10,716	1,701	9,015
Goldman Sachs International
Avis Budget Group, Inc., 5.250%, 3/15/25, 6/20/22*	5.00	Quarterly	3.10	USD	790	55,078	41,815	13,263
CCO Holdings, LLC, 5.750%, 01/15/24, 3/20/19*	5.00	Quarterly	0.19	USD	300	10,912	4,432	6,480
CDX-CMBX.NA.BB Series 6, 5/11/63*	5.00	Monthly	11.00	USD	836	(160,015)	(109,164)	(50,851)
CDX-CMBX.NA.BB Series 6, 5/11/63*	5.00	Monthly	11.00	USD	837	(160,206)	(106,440)	(53,766)
CDX-CMBX.NA.BB Series 6, 5/11/63*	5.00	Monthly	11.00	USD	1,026	(196,434)	(124,249)	(72,185)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.94	USD	592	(61,144)	(42,898)	(18,246)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.94	USD	46	(4,752)	(3,154)	(1,598)
JPMorgan Chase Bank, NA
Unitymedia GmbH, 9.625%, 12/01/19, 9/20/18*	5.00	Quarterly	0.09	EUR	190	2,849	2,929	(80)

						$(135,219)	$(123,004)	$(12,215)

*	Termination date

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Payment Frequency	Notional Amount (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Obligation
Goldman Sachs International
iBoxx $ Liquid High Yield Index	7,397,000	LIBOR	Quarterly	USD	7,397	9/20/18	$47,342
iBoxx $ Liquid High Yield Index	4,911,000	LIBOR	Quarterly	USD	4,911	9/20/18	22,197
iBoxx $ Liquid High Yield Index	3,452,000	LIBOR	Quarterly	USD	3,452	9/20/18	17,223
Morgan Stanley Capital Services LLC
iBoxx $ Liquid High Yield Index	1,170,000	LIBOR	Quarterly	USD	1,170	9/20/18	4,904
Pay Total Return on Reference Obligation
Goldman Sachs International
iBoxx $ Liquid High Yield Index	8,070,000	LIBOR	Quarterly	USD	8,070	9/20/18	29,246

							$120,912

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2018, the aggregate market value of these securities amounted to $112,466,239 or 42.7% of net assets.

(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.27% of net assets as of June 30, 2018, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
ABN AMRO Bank NV
7.75%, 5/15/23	3/21/18	$228,542	$227,228	0.09%
Tervita Escrow Corp.
7.625%, 12/01/21	12/07/16	450,000	459,009	0.17%
Tonon Luxembourg SA
9.25%, 1/24/20	7/24/15	263,580	12,945	0.00%
Virgolino de Oliveira Finance SA
10.50%, 1/28/18	3/15/13	425,000	22,398	0.01%

(c)	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at June 30, 2018.
(d)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at June 30, 2018.
(e)	Convertible security.
(f)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(g)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(h)	The stated coupon rate represents the greater of the LIBOR or the LIBOR floor rate plus a spread at June 30, 2018.
(i)

This position or a portion of this position represents an unsettled loan purchase. The coupon rate will be determined at the time of settlement and will be based upon the London-Interbank Offered Rate (“LIBOR”) plus a premium which was determined at the time of purchase.

(j)	Defaulted.
(k)	Non-income producing security.
(l)	Defaulted matured security.
(m)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(n)	Affiliated investments.
(o)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(p)	The rate shown represents the 7-day yield as of period end.

(q)

As of June 30, 2018, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $2,679,632 and gross unrealized depreciation of investments was $(6,257,922), resulting in net unrealized depreciation of $(3,578,290).

Currency Abbreviations:

AUD	-	Australian Dollar
CAD	-	Canadian Dollar
DOP	-	Dominican Peso
EUR	-	Euro
GBP	-	Great British Pound
IDR	-	Indonesian Rupiah
INR	-	Indian Rupee
NZD	-	New Zealand Dollar
RUB	-	Russian Ruble
USD	-	United States Dollar
ZAR	-	South African Rand

Glossary:

ABS	-	Asset-Backed Securities
BOBL	-	Bundesobligationen
CDX-CMBX.NA	-	North American Commercial Mortgage-Backed Index
CDX-NAHY	-	North American High Yield Credit Default Swap Index
CMBS	-	Commercial Mortgage-Backed Securities
ETF	-	Exchange Traded Fund
LIBOR	-	London Interbank Offered Rates
REIT	-	Real Estate Investment Trust
SPDR	-	Standard & Poor’s Depository Receipt

AB Bond Fund, Inc.

AB Limited Duration High Income Portfolio

June 30, 2018 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options generally will be classified as Level 2. For options that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of June 30, 2018:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Corporates - Non-Investment Grade	$	– 0	–	$166,841,617		$343,291		$167,184,908
Corporates - Investment Grade		– 0	–	42,566,263		– 0	–	42,566,263
Bank Loans		– 0	–	20,264,555		1,592,657		21,857,212
Emerging Markets - Corporate Bonds		– 0	–	6,787,538		35,343		6,822,881
Emerging Markets - Sovereigns		– 0	–	2,187,662		– 0	–	2,187,662
Asset-Backed Securities		– 0	–	– 0	–	1,993,360		1,993,360
Collateralized Mortgage Obligations		– 0	–	1,433,886		– 0	–	1,433,886
Governments - Treasuries		– 0	–	1,377,276		– 0	–	1,377,276
Governments - Sovereign Bonds		– 0	–	1,361,737		– 0	–	1,361,737
Collateralized Loan Obligations		– 0	–	– 0	–	1,092,921		1,092,921
Emerging Markets - Treasuries		– 0	–	733,159		– 0	–	733,159
Commercial Mortgage-Backed Securities		– 0	–	– 0	–	91,144		91,144
Options Purchased - Puts		– 0	–	31,772		– 0	–	31,772
Short-Term Investments		14,342,622		– 0	–	– 0	–	14,342,622

Total Investments in Securities		14,342,622		243,585,465		5,148,716		263,076,803
Other Financial Instruments (a):
Assets:
Forward Currency Exchange Contracts		– 0	–	187,103		– 0	–	187,103
Centrally Cleared Credit Default Swaps		– 0	–	41,920		– 0	–	41,920
Centrally Cleared Interest Rate Swaps		– 0	–	468,033		– 0	–	468,033
Credit Default Swaps		– 0	–	588,521		– 0	–	588,521
Total Return Swaps		– 0	–	120,912		– 0	–	120,912
Liabilities:
Futures		(45,068)		– 0	–	– 0	–	(45,068)
Forward Currency Exchange Contracts		– 0	–	(31,804)		– 0	–	(31,804)
Put Options Written		– 0	–	(15,548)		– 0	–	(15,548)
Centrally Cleared Credit Default Swaps		– 0	–	(226,327)		– 0	–	(226,327)
Credit Default Swaps		– 0	–	(723,740)		– 0	–	(723,740)

Total (b)		$14,297,554		$243,994,535		$5,148,716		$263,440,805

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

(b)	There were no transfers between Level 1 and Level 2 during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Corporates-Non- Investment Grade		Bank Loans	Emerging Markets - Corporate Bonds
Balance as of 9/30/17	$309,693		$3,236,768	$31,251
Accrued discounts/(premiums)	900		1,094	(2,011)
Realized gain (loss)	– 0	–	6,634	– 0	–
Change in unrealized appreciation/depreciation	24,971		(27,330)	(6,510)
Purchases	7,727		711,135	– 0	–
Sales/Paydowns	– 0	–	(1,254,499)	(8,637)
Transfers in to Level 3	– 0	–	124,590	21,250
Transfers out of Level 3	– 0	–	(1,205,735)	– 0	–

Balance as of 6/30/18	$343,291		$1,592,657	$35,343

Net change in unrealized appreciation/depreciation from investments held as of 6/30/18	$24,971		$(7,041)	$(6,510)

	Asset-Backed Securities		Collateralized Loan Obligations		Commercial Mortgage-Backed Securities
Balance as of 9/30/17	$1,662,710		$551,548		$167,901
Accrued discounts/(premiums)	– 0	–	– 0	–	(42)
Realized gain (loss)	– 0	–	– 0	–	4,147
Change in unrealized appreciation/depreciation	(40,180)		(8,627)		(13,472)
Purchases	381,000		1,100,000		– 0	–
Sales/Paydowns	(10,170)		(550,000)		(67,390)
Transfers in to Level 3	– 0	–	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–	– 0	–

Balance as of 6/30/18	$1,993,360		$1092,921		$91,144

Net change in unrealized appreciation/depreciation from investments held as of 6/30/18	$(40,179)		$(7,079)		$(9,303)

	Total
Balance as of 9/30/17	$5,959,871
Accrued discounts/(premiums)	(59)
Realized gain (loss)	10,781
Change in unrealized appreciation/depreciation	(71,148)
Purchases	2,199,862
Sales/Paydowns	(1,890,696)
Transfers in to Level 3	145,840
Transfers out of Level 3	(1,205,735)

Balance as of 6/30/18	$5,148,716	(a)

Net change in unrealized appreciation/depreciation from investments held as of 6/30/18	$(45,141)

(a)	There were de minimis transfers under 1% of net assets during the reporting period.

As of June 30, 2018, all Level 3 securities were priced by third party vendors.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) Portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Fund’s transactions in AB mutual funds for the nine ended June 30, 2018 is as follows:

Fund	Market Value 9/30/17 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 6/30/18 (000)	Dividend Income (000)
Government Money Market Portfolio	$21,031	$88,882	$95,570	$14,343	$	– 0	–

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Bond Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	August 23, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	August 23, 2018

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	August 23, 2018